Finance Costs - Schedule of Finance Costs (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Finance Costs [Abstract]
Lease liabilities	R 23,734	R 16,346	R 11,371
Term loans	24,854	20,473	194
Bank overdraft	28,668	13,465	2,296
Others	618	582	1,961
Total	R 77,874	R 50,866	R 15,822